Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Accumulated deficit	$ 253,163	$ 108,312
Cash, cash equivalents and restricted cash	7,433	3,184	$ 17,746
Working capital deficiency	(31,100)
Cash used in operating activities	28,793	30,228
Net loss	144,851	$ 48,013
Loans payable and finance lease obligations	3,200
Net cash received	$ 18,704